Note 28 - Quarterly Sales and Earnings Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

QUARTERLY SALES AND EARNINGS DATA (UNAUDITED)

(in millions, except per share data)	4th Qtr.		3rd Qtr.	2nd Qtr.	1st Qtr.
2015
Net revenues from continuing operations	$439		$425	$434	$411
Gross profit from continuing operations	117		94	84	83
Earnings (loss) from continuing operations	30	(3)	(6)	(15)	(37)
Loss from discontinued operations (4)	(7)		(15)	(8)	(17)
Net earnings (loss) attributable to Eastman Kodak Company	24		(22)	(24)	(58)
Basic and diluted net earnings (loss) per share attributable to Eastman Kodak Company
Continuing operations	$0.74		$(0.17)	$(0.38)	$(0.97)
Discontinued operations	(0.17)		(0.36)	(0.19)	(0.41)
Total	$0.57		$(0.53)	$(0.57)	$(1.38)

(in millions, except per share data)	4th Qtr.		3rd Qtr.		2nd Qtr.	1st Qtr.
2014
Net revenues from continuing operations	$514		$550		$510	$472
Gross profit from continuing operations	(108)		158		104	90
(Loss) earnings from continuing operations	(25)	(2)	47	(1)	(44)	(35)
(Loss) earnings from discontinued operations (4)	(14)		(29)		(17)	1
Net (loss) earnings attributable to Eastman Kodak Company	(42)		17		(62)	(36)
Basic net (loss) earnings per share attributable to Eastman Kodak Company
Continuing operations	$(0.67)		$1.10		$(1.08)	$(0.88)
Discontinued operations	(0.33)		(0.69)		(0.41)	0.02
Total	$(1.00)		$0.41		$(1.49)	$(0.86)
Diluted net (loss) earnings per share attributable to Eastman Kodak Company
Continuing operations	$(0.67)		$1.06		$(1.08)	$(0.88)
Discontinued operations	(0.33)		(0.67)		(0.41)	0.02
Total	$(1.00)		$0.39		$(1.49)	$(0.86)

(1)	Includes pre-tax licensing revenue of $51 million which increased net earnings from continuing operations by $51 million.
(2)	Includes pre-tax charge of $16 million from the remeasurement of the Venezuelan subsidiary monetary assets and liabilities, which decreased net earnings from continuing operations by $16 million.
(3)	Includes $16 million pre-tax benefit from the change in U.S. vacation benefits, which increased net earnings from continuing operations by $16 million.
(4)	Refer to Note 27, “Discontinued Operations”, in the Notes to Financial Statements for a discussion regarding discontinued operations.